SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Lived Assets	$ 5,614	$ 3,278	$ 4,566
Israel [Member]
Long-Lived Assets	1,248	978	691
Argentina [Member]
Long-Lived Assets	627	539	711
Mexico [Member]
Long-Lived Assets	298	229	348
Brazil [Member]
Long-Lived Assets	2,949	1,090	2,297
South Africa [Member]
Long-Lived Assets	489	436	513
Other [Member]
Long-Lived Assets	$ 3	$ 6	$ 6